Redeemable Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2014
Redeemable Preferred Shares [Abstract]
Schedule of Redeemable Preferred Shares
	Series A-1 Redeemable Preferred Shares		Series A-2 Redeemable Preferred Shares		Series B Redeemable Preferred Shares		Total
	Shares	Amount	Shares	Amount	Shares	Amount	Amount
		US$		US$		US$	US$
As at December 31, 2011	14,474,377	536	26,000,000	7,073	5,571,428	6,092	13,701
Redeemable Preferred Shares redemption value accretion	-	53	-	849	-	786	1,688
As at December 31, 2012	14,474,377	589	26,000,000	7,922	5,571,428	6,878	15,389
Redeemable Preferred Shares redemption value accretion	-	58	-	932	-	805	1,795
As at December 31, 2013	14,474,377	647	26,000,000	8,854	5,571,428	7,683	17,184
Redeemable Preferred Shares redemption value accretion	-	25	-	368	-	335	755
Conversion to ordinary shares	(14,474,377)	(672)	(26,000,000)	(9,222)	(5,571,428)	(8,018)	(17,912)
As at December 31, 2014	-	-	-	-	-	-	-